Exceptional items - Additional Information (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Analysis of income and expense [abstract]
Business transformation program (1)	€ 10.5	€ 8.7	€ 38.6	€ 14.2
Factory optimization (7)	0.0	1.4	0.0	1.6
Exceptional Items, Tax Expense (Income), Continuing Operations	€ (2.7)	€ (4.9)	9.7	2.6
Payments relating to exceptional items			€ (30.2)	€ (28.7)